Capital structure and financing - C.7.2. Fair value of financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	$ 10,036	$ 7,606
Current financial liabilities	2,558	1,732
Non-current financial liabilities	7,478	5,875
Financial liabilities at amortised cost | Debt and financing
Disclosure of fair value measurement of assets [line items]
Financial liabilities	6,886	5,815
Financial liabilities at amortised cost | Other trade payables
Disclosure of fair value measurement of assets [line items]
Financial liabilities	491	300
Financial liabilities at amortised cost | Payables and accruals for capital expenditure
Disclosure of fair value measurement of assets [line items]
Financial liabilities	440	305
Financial liabilities at amortised cost | Derivative financial instruments
Disclosure of fair value measurement of assets [line items]
Financial liabilities	23	59
Financial liabilities at amortised cost | Amounts due to non-controlling interests, associates and joint venture partners
Disclosure of fair value measurement of assets [line items]
Financial liabilities	197	138
Financial liabilities at amortised cost | Accrued interest and other expenses
Disclosure of fair value measurement of assets [line items]
Financial liabilities	538	421
Financial liabilities at amortised cost | Dividend Payable
Disclosure of fair value measurement of assets [line items]
Financial liabilities	424	172
Financial liabilities at amortised cost | Other liabilities
Disclosure of fair value measurement of assets [line items]
Financial liabilities	1,036	396
Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	9,822	7,269
Current financial liabilities	2,558	1,732
Non-current financial liabilities	7,264	5,538
Financial liabilities at fair value | Debt and financing
Disclosure of fair value measurement of assets [line items]
Financial liabilities	6,672	5,478
Financial liabilities at fair value | Other trade payables
Disclosure of fair value measurement of assets [line items]
Financial liabilities	491	300
Financial liabilities at fair value | Payables and accruals for capital expenditure
Disclosure of fair value measurement of assets [line items]
Financial liabilities	440	305
Financial liabilities at fair value | Derivative financial instruments
Disclosure of fair value measurement of assets [line items]
Financial liabilities	23	59
Financial liabilities at fair value | Amounts due to non-controlling interests, associates and joint venture partners
Disclosure of fair value measurement of assets [line items]
Financial liabilities	197	138
Financial liabilities at fair value | Accrued interest and other expenses
Disclosure of fair value measurement of assets [line items]
Financial liabilities	538	421
Financial liabilities at fair value | Dividend Payable
Disclosure of fair value measurement of assets [line items]
Financial liabilities	424	172
Financial liabilities at fair value | Other liabilities
Disclosure of fair value measurement of assets [line items]
Financial liabilities	1,036	396
Financial assets at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial assets	2,469	1,410
Current financial assets	2,347	1,327
Non-current financial assets	123	84
Financial assets at amortised cost | Other non-current assets
Disclosure of fair value measurement of assets [line items]
Financial assets	123	84
Financial assets at amortised cost | Trade receivables, net
Disclosure of fair value measurement of assets [line items]
Financial assets	527	390
Financial assets at amortised cost | Amounts due from non-controlling interests, associates and joint venture partners
Disclosure of fair value measurement of assets [line items]
Financial assets	22	15
Financial assets at amortised cost | Other current assets
Disclosure of fair value measurement of assets [line items]
Financial assets	196	166
Financial assets at amortised cost | Restricted cash
Disclosure of fair value measurement of assets [line items]
Financial assets	50	57
Financial assets at amortised cost | Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial assets	1,552	699
Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Financial assets	2,469	1,410
Current financial assets	2,347	1,327
Non-current financial assets	123	84
Financial assets at fair value | Other non-current assets
Disclosure of fair value measurement of assets [line items]
Financial assets	123	84
Financial assets at fair value | Trade receivables, net
Disclosure of fair value measurement of assets [line items]
Financial assets	527	390
Financial assets at fair value | Amounts due from non-controlling interests, associates and joint venture partners
Disclosure of fair value measurement of assets [line items]
Financial assets	22	15
Financial assets at fair value | Other current assets
Disclosure of fair value measurement of assets [line items]
Financial assets	196	166
Financial assets at fair value | Restricted cash
Disclosure of fair value measurement of assets [line items]
Financial assets	50	57
Financial assets at fair value | Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 1,552	$ 699